Consolidated Statements of Cash Flows (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Cash Flows from Operating Activities:
Net (loss) income	$ (3,822)	$ 12,953,386
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	0	8,050,079
Amortization of below- and above- market acquired time charters	0	1,054,959
Amortization of financing costs	0	322,952
Share-based compensation	0	322,103
Changes in assets and liabilities:
Trade receivables	0	(653,265)
Prepaid expenses and other receivables	0	(616,012)
Due from related parties	0	(1,855,151)
Inventories	0	(1,232,576)
Other assets	0	(2,618)
Trade accounts payable	0	851,925
Accrued expenses	0	1,352,307
Due to related parties	3,822	93,612
Deferred income	0	1,237,708
Net Cash from Operating Activities	0	21,879,409
Cash Flows from Investing Activities:
Acquisition of vessels, attached time charters and related capital expenditures	0	(328,521,029)
Other fixed assets acquired	0	(293,080)
Increase in restricted cash	0	(10,000,000)
Net Cash used in Investing Activities	0	(338,814,109)
Cash Flows from Financing Activities:
Proceeds from long-term debt	0	204,250,000
Proceeds from long-term loan from a related party	0	30,000,000
Repayment of long-term debt	0	(8,050,000)
Repayment of long-term loan from a related party	0	(15,000,000)
Payment of financing costs	0	(2,581,410)
Proceeds from the issuance of common shares	0	123,182,340
Payment of other offering costs	0	(467,475)
Dividends paid	0	(7,248,600)
Net Cash from Financing Activities	0	324,084,855
Net increase in cash and cash equivalents	0	7,150,155
Cash and cash equivalents at the beginning of the period / year	0	0
Cash and cash equivalents at the end of the period / year	0	7,150,155
Supplemental disclosure of cash flow information
Cash paid during the year for interest	0	3,281,283
Non cash Financing and Investing activities:
Non-cash financing activities (represent offering costs)	425,142	1,070,763
Fair value consideration of shares issued for vessels acquisitions	$ 0	$ 54,454,373